Information by operating segment (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Sales revenues	$ 124,474	$ 83,966	$ 53,683
Cost of sales	(59,486)	(43,164)	(29,195)
Gross profit (loss)	64,988	40,802	24,488
Income (expenses)	(7,874)	(3,218)	(14,425)
Selling expenses	(4,931)	(4,229)	(4,884)
General and administrative expenses	(1,332)	(1,176)	(1,090)
Exploration costs	(887)	(687)	(803)
Research and development expenses	(792)	(563)	(355)
Other taxes	(439)	(406)	(952)
Impairment (losses) reversals	1,315	(3,190)	7,339
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	57,114	37,584	10,063
Net finance expense	(3,840)	(10,966)	(9,630)
Results of equity-accounted investments	251	1,607	(659)
Net income / (loss) before income taxes	53,525	28,225	(226)
Income taxes	(16,770)	(8,239)	1,174
Net income (loss) for the year	36,755	19,986	948
Attributable to:
Shareholders of Petrobras	36,623	19,875	1,141
Non-controlling interests	132	111	(193)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Sales revenues	124,474	83,966	53,683
Intersegments
Third parties	124,474	83,966	53,683
Cost of sales	(59,486)	(43,164)	(29,195)
Gross profit (loss)	64,988	40,802	24,488
Income (expenses)	(7,874)	(3,218)	(14,425)
Selling expenses	(4,931)	(4,229)	(4,884)
General and administrative expenses	(1,332)	(1,176)	(1,090)
Exploration costs	(887)	(687)	(803)
Research and development expenses	(792)	(563)	(355)
Other taxes	(439)	(406)	(952)
Impairment (losses) reversals	(1,315)	3,190	(7,339)
Other income and expenses, net	1,822	653	998
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	57,114	37,584	10,063
Net finance expense	(3,840)	(10,966)	(9,630)
Results of equity-accounted investments	251	1,607	(659)
Net income / (loss) before income taxes	53,525	28,225	(226)
Income taxes	(16,770)	(8,239)	1,174
Net income (loss) for the year	36,755	19,986	948
Attributable to:
Shareholders of Petrobras	36,623	19,875	1,141
Non-controlling interests	132	111	(193)
Operating segments [member] | Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	77,890	55,584	34,395
Intersegments	76,579	54,479	33,524
Third parties	1,311	1,105	871
Cost of sales	(30,465)	(23,673)	(18,098)
Gross profit (loss)	47,425	31,911	16,297
Income (expenses)	907	3,240	(9,187)
Selling expenses	(22)
General and administrative expenses	(46)	(152)	(155)
Exploration costs	(887)	(687)	(803)
Research and development expenses	(678)	(415)	(232)
Other taxes	(79)	(192)	(478)
Impairment (losses) reversals	(1,218)	3,107	(7,364)
Other income and expenses, net	3,837	1,579	(155)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	48,332	35,151	7,110
Net finance expense
Results of equity-accounted investments	170	119	(181)
Net income / (loss) before income taxes	48,502	35,270	6,929
Income taxes	(16,433)	(11,949)	(2,418)
Net income (loss) for the year	32,069	23,321	4,511
Attributable to:
Shareholders of Petrobras	32,073	23,324	4,515
Non-controlling interests	(4)	(3)	(4)
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	113,531	74,524	47,782
Intersegments	1,950	1,416	865
Third parties	111,581	73,108	46,917
Cost of sales	(99,154)	(65,620)	(44,011)
Gross profit (loss)	14,377	8,904	3,771
Income (expenses)	(3,132)	(1,805)	(2,895)
Selling expenses	(1,841)	(1,539)	(2,522)
General and administrative expenses	(275)	(245)	(271)
Exploration costs
Research and development expenses	(6)	(11)	(11)
Other taxes	(31)	(122)	(137)
Impairment (losses) reversals	(97)	289	164
Other income and expenses, net	(882)	(177)	(118)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	11,245	7,099	876
Net finance expense
Results of equity-accounted investments	3	941	(437)
Net income / (loss) before income taxes	11,248	8,040	439
Income taxes	(3,822)	(2,415)	(298)
Net income (loss) for the year	7,426	5,625	141
Attributable to:
Shareholders of Petrobras	7,426	5,625	175
Non-controlling interests			(34)
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	15,068	12,051	7,725
Intersegments	3,991	2,564	2,455
Third parties	11,077	9,487	5,270
Cost of sales	(10,518)	(9,494)	(3,985)
Gross profit (loss)	4,550	2,557	3,740
Income (expenses)	(2,965)	(2,890)	(2,575)
Selling expenses	(2,979)	(2,668)	(2,318)
General and administrative expenses	(62)	(73)	(85)
Exploration costs
Research and development expenses	(5)	(25)	(10)
Other taxes	(44)	(38)	(31)
Impairment (losses) reversals	1	(208)	36
Other income and expenses, net	124	122	(167)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	1,585	(333)	1,165
Net finance expense
Results of equity-accounted investments	83	98	128
Net income / (loss) before income taxes	1,668	(235)	1,293
Income taxes	(540)	113	(397)
Net income (loss) for the year	1,128	(122)	896
Attributable to:
Shareholders of Petrobras	1,038	(219)	823
Non-controlling interests	90	97	73
Operating segments [member] | Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	511	504	876
Intersegments	6	238	251
Third parties	505	266	625
Cost of sales	(522)	(503)	(832)
Gross profit (loss)	(11)	1	44
Income (expenses)	(2,671)	(1,741)	256
Selling expenses	(76)		(20)
General and administrative expenses	(949)	(706)	(579)
Exploration costs
Research and development expenses	(103)	(112)	(102)
Other taxes	(285)	(54)	(306)
Impairment (losses) reversals	(1)	2	(175)
Other income and expenses, net	(1,257)	(871)	1,438
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(2,682)	(1,740)	300
Net finance expense	(3,840)	(10,966)	(9,630)
Results of equity-accounted investments	(5)	449	(169)
Net income / (loss) before income taxes	(6,527)	(12,257)	(9,499)
Income taxes	3,559	5,129	4,495
Net income (loss) for the year	(2,968)	(7,128)	(5,004)
Attributable to:
Shareholders of Petrobras	(3,014)	(7,145)	(4,776)
Non-controlling interests	46	17	(228)
Operating segments [member] | Eliminations [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	(82,526)	(58,697)	(37,095)
Intersegments	(82,526)	(58,697)	(37,095)
Third parties
Cost of sales	81,173	56,126	37,731
Gross profit (loss)	(1,353)	(2,571)	636
Income (expenses)	(13)	(22)	(24)
Selling expenses	(13)	(22)	(24)
General and administrative expenses
Exploration costs
Research and development expenses
Other taxes
Impairment (losses) reversals
Other income and expenses, net
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(1,366)	(2,593)	612
Net finance expense
Results of equity-accounted investments
Net income / (loss) before income taxes	(1,366)	(2,593)	612
Income taxes	466	883	(208)
Net income (loss) for the year	(900)	(1,710)	404
Attributable to:
Shareholders of Petrobras	$ (900)	$ (1,710)	$ 404